Finance leases - Additional information (Details)	Nov. 30, 2018	Oct. 25, 2018	Jun. 26, 2018 USD ($)	Sep. 30, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jan. 30, 2018 USD ($)
Number of vessel in operation | item				12
Finance Liability [Member]
Sellers Credit Note				$ 2,880,000	$ 2,880,000
Ardmore Seavanguard and Ardmore Exporter [Member]
Sellers Credit Note						$ 1,400,000
Ardmore Seavanguard and Ardmore Exporter [Member] | Finance Liability [Member]
Sellers Credit Note							$ 1,400,000
Other Noncurrent Assets [Member]
Sellers Credit Note			$ 2,900,000
Other Noncurrent Assets [Member] | Vessels [Member]
Sellers Credit Note				$ 2,900,000
Ocean Yield ASA [Member]
Debt Instrument, Basis Spread on Variable Rate		4.50%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 4.50%
CMBFL Leases [Member]
Debt Instrument, Basis Spread on Variable Rate		3.00%	3.10%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.00%	LIBOR plus 3.10%
China Huarong Leases [Member]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 3.50%
Japanese Lease No.4 [Member]
Debt Instrument, Basis Spread on Variable Rate	3.20%
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 3.20%